Other income (Tables)	12 Months Ended
Dec. 31, 2016
Other income
Other income
In millions	Year ended December 31,	2016	2015	2014
Gain on disposal of property (1)		$76	$-	$99
Gain on disposal of land		17	52	21
Other (2)		2	(5)	(13)
Total other income		$95	$47	$107

(1)	In addition to the disposals of property described herein, 2014 includes other gains of $19 million.
(2)	Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of other US dollar-denominated monetary assets and liabilities. See Note 17 – Financial instruments.